UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2012

This report on Form N-CSR relates solely to the Registrant's Spartan 500 Index Fund series (the "Fund").

Item 1. Reports to Stockholders

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Annual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Investor Class	5.04%	1.53%	4.09%
Fidelity Advantage® Class A	5.07%	1.57%	4.11%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Investor Class and Fidelity Advantage® Class shares returned 5.04% and 5.07%, respectively, in line with the benchmark S&P 500®. Several leading contributors were technology stocks. Topping the list was Apple, a consumer products and personal computer manufacturer whose price rose about 54% during the past 12 months amid strong sales. Computer-services company International Business Machines also added value, as did software giant Microsoft and semiconductor manufacturer Intel. Elsewhere, tobacco producer Philip Morris International and restaurant giant McDonald's performed well among consumer staples stocks, while in health care, drugmakers Merck and Pfizer contributed. In contrast, several financials stocks represented the most significant detractors. The biggest laggard was diversified financials company Bank of America, whose stock price declined 44% during the 12-month period. Several other diversified financials firms disappointed, including Citigroup, JPMorgan Chase and Goldman Sachs Group. Other notable detractors included computer and peripherals company Hewlett-Packard, oil-field services firm Schlumberger and specialty glass maker Corning.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Investor Class	.100%
Actual		$ 1,000.00	$ 1,132.50	$ .53**
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50**
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,132.90	$ .37**
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35**
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,133.00	$ .27**
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25**
Fidelity Advantage Institutional Class	.024%
Actual		$ 1,000.00	$ 1,133.10	$ .13**
HypotheticalA		$ 1,000.00	$ 1,024.76	$ .12**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If changes to the expense limitations, effective February 1, 2012, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Investor Class	.095%
Actual		$ .50
HypotheticalA		$ .48
Fidelity Advantage Class	.060%
Actual		$ .32
HypotheticalA		$ .30
Institutional Class	.040%
Actual		$ .21
HypotheticalA		$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ .11
HypotheticalA		$ .10

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.1
Exxon Mobil Corp.	3.3	3.2
Microsoft Corp.	1.9	1.7
IBM Corp.	1.8	1.8
Chevron Corp.	1.7	1.8
General Electric Co.	1.6	1.5
Procter & Gamble Co.	1.5	1.6
AT&T, Inc.	1.4	1.5
Johnson & Johnson	1.4	1.6
Wells Fargo & Co.	1.3	1.2
	19.9
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	18.4
Financials	14.0	14.0
Energy	11.9	12.2
Health Care	11.2	11.7
Consumer Discretionary	10.7	10.5
Consumer Staples	10.6	11.2
Industrials	10.6	10.4
Materials	3.5	3.5
Utilities	3.4	3.6
Telecommunication Services	2.7	3.0

Annual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.3%
BorgWarner, Inc. (a)(d)	393,033	$ 32,559
Johnson Controls, Inc.	2,437,229	79,527
The Goodyear Tire & Rubber Co. (a)	875,319	11,257
		123,343
Automobiles - 0.4%
Ford Motor Co.	13,612,520	168,523
Harley-Davidson, Inc. (d)	832,387	38,773
		207,296
Distributors - 0.1%
Genuine Parts Co.	557,571	34,949
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	416,313	17,752
DeVry, Inc.	216,897	7,706
H&R Block, Inc. (d)	1,049,222	17,102
		42,560
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	1,620,982	49,100
Chipotle Mexican Grill, Inc. (a)(d)	112,106	43,746
Darden Restaurants, Inc. (d)	472,213	24,078
International Game Technology	1,066,047	16,012
Marriott International, Inc. Class A (d)	960,377	33,882
McDonald's Corp.	3,665,318	363,893
Starbucks Corp.	2,670,132	129,662
Starwood Hotels & Resorts Worldwide, Inc. (d)	688,368	37,103
Wyndham Worldwide Corp.	546,700	24,049
Wynn Resorts Ltd.	283,681	33,628
Yum! Brands, Inc.	1,649,565	109,267
		864,420
Household Durables - 0.2%
D.R. Horton, Inc. (d)	996,282	14,287
Harman International Industries, Inc.	251,127	12,338
Leggett & Platt, Inc.	498,392	11,279
Lennar Corp. Class A (d)	576,106	13,469
Newell Rubbermaid, Inc.	1,037,032	18,978
PulteGroup, Inc. (a)(d)	1,206,636	10,643
Whirlpool Corp.	273,816	20,692
		101,686
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)(d)	1,303,197	234,171
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	339,567	$ 11,562
Netflix, Inc. (a)(d)	198,311	21,959
Priceline.com, Inc. (a)	178,330	111,816
TripAdvisor, Inc. (a)	339,567	10,944
		390,452
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	415,839	14,687
Mattel, Inc. (d)	1,213,080	39,352
		54,039
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A (d)	790,821	11,253
CBS Corp. Class B	2,344,200	70,092
Comcast Corp. Class A	9,760,783	286,772
DIRECTV (a)(d)	2,527,498	117,074
Discovery Communications, Inc. (a)(d)	946,662	44,162
Gannett Co., Inc.	853,582	12,667
Interpublic Group of Companies, Inc.	1,651,990	19,361
McGraw-Hill Companies, Inc.	995,837	46,346
News Corp. Class A	7,855,489	156,089
Omnicom Group, Inc.	988,222	48,858
Scripps Networks Interactive, Inc. Class A	348,410	15,748
The Walt Disney Co. (d)	6,435,375	270,221
Time Warner Cable, Inc.	1,143,106	90,694
Time Warner, Inc.	3,585,314	133,410
Viacom, Inc. Class B (non-vtg.)	1,978,105	94,197
Washington Post Co. Class B (d)	17,419	6,861
		1,423,805
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	234,817	10,297
Dollar Tree, Inc. (a)	426,365	37,738
Family Dollar Stores, Inc.	420,504	22,703
JCPenney Co., Inc. (d)	511,966	20,274
Kohl's Corp.	907,827	45,101
Macy's, Inc.	1,503,869	57,102
Nordstrom, Inc.	579,509	31,073
Sears Holdings Corp. (a)(d)	137,830	9,601
Target Corp.	2,405,760	136,383
		370,272
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (d)	307,925	$ 14,100
AutoNation, Inc. (a)(d)	160,767	5,479
AutoZone, Inc. (a)(d)	100,019	37,455
Bed Bath & Beyond, Inc. (a)(d)	859,963	51,374
Best Buy Co., Inc. (d)	1,051,214	25,965
CarMax, Inc. (a)(d)	811,106	24,893
GameStop Corp. Class A (d)	495,769	11,294
Gap, Inc. (d)	1,242,793	29,032
Home Depot, Inc.	5,522,125	262,687
Limited Brands, Inc.	881,102	40,998
Lowe's Companies, Inc.	4,486,859	127,337
O'Reilly Automotive, Inc. (a)	459,691	39,763
Ross Stores, Inc.	828,185	44,167
Staples, Inc. (d)	2,505,436	36,730
Tiffany & Co., Inc.	454,782	29,565
TJX Companies, Inc.	2,701,941	98,918
Urban Outfitters, Inc. (a)(d)	397,746	11,292
		891,049
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,045,364	78,235
NIKE, Inc. Class B	1,328,745	143,398
Ralph Lauren Corp.	231,019	40,135
VF Corp.	312,316	45,614
		307,382
TOTAL CONSUMER DISCRETIONARY		4,811,253
CONSUMER STAPLES - 10.6%
Beverages - 2.4%
Beam, Inc.	556,878	30,673
Brown-Forman Corp. Class B (non-vtg.)	361,308	29,501
Coca-Cola Enterprises, Inc.	1,117,687	32,301
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	623,643	13,620
Dr Pepper Snapple Group, Inc.	767,945	29,220
Molson Coors Brewing Co. Class B	564,292	24,795
PepsiCo, Inc.	5,600,365	352,487
The Coca-Cola Co.	8,135,889	568,373
		1,080,970
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,552,377	133,598
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	4,662,631	$ 210,285
Kroger Co.	2,139,069	50,888
Safeway, Inc. (d)	1,217,572	26,117
SUPERVALU, Inc. (d)	760,236	4,964
Sysco Corp. (d)	2,113,120	62,168
Wal-Mart Stores, Inc.	6,256,563	369,638
Walgreen Co.	3,185,583	105,634
Whole Foods Market, Inc.	572,266	46,205
		1,009,497
Food Products - 1.8%
Archer Daniels Midland Co. (d)	2,392,807	74,656
Campbell Soup Co. (d)	642,422	21,406
ConAgra Foods, Inc. (d)	1,484,789	38,976
Dean Foods Co. (a)	658,037	8,068
General Mills, Inc.	2,304,958	88,303
H.J. Heinz Co. (d)	1,147,129	60,465
Hershey Co.	548,361	33,286
Hormel Foods Corp. (d)	494,040	14,065
Kellogg Co.	887,704	46,471
Kraft Foods, Inc. Class A	6,328,756	240,936
McCormick & Co., Inc. (non-vtg.) (d)	475,243	23,976
Mead Johnson Nutrition Co. Class A	729,199	56,695
Sara Lee Corp.	2,116,132	42,852
The J.M. Smucker Co.	407,791	30,715
Tyson Foods, Inc. Class A	1,046,467	19,789
		800,659
Household Products - 2.1%
Clorox Co. (d)	472,503	31,946
Colgate-Palmolive Co. (d)	1,733,756	161,551
Kimberly-Clark Corp. (d)	1,411,714	102,886
Procter & Gamble Co.	9,855,635	665,452
		961,835
Personal Products - 0.2%
Avon Products, Inc.	1,543,100	28,841
Estee Lauder Companies, Inc. Class A	800,222	46,845
		75,686
Tobacco - 1.9%
Altria Group, Inc. (d)	7,366,412	221,729
Lorillard, Inc.	483,625	63,394
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. (d)	6,222,126	$ 519,672
Reynolds American, Inc.	1,211,084	50,781
		855,576
TOTAL CONSUMER STAPLES		4,784,223
ENERGY - 11.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc. (d)	1,563,486	78,612
Cameron International Corp. (a)(d)	878,345	48,933
Diamond Offshore Drilling, Inc. (d)	249,008	17,050
FMC Technologies, Inc. (a)(d)	853,558	43,045
Halliburton Co.	3,296,167	120,607
Helmerich & Payne, Inc. (d)	383,813	23,528
Nabors Industries Ltd. (a)	1,030,064	22,435
National Oilwell Varco, Inc.	1,518,269	125,303
Noble Corp. (d)	904,266	36,333
Rowan Companies, Inc. (a)(d)	447,697	16,507
Schlumberger Ltd.	4,807,693	373,125
		905,478
Oil, Gas & Consumable Fuels - 9.9%
Alpha Natural Resources, Inc. (a)	787,378	14,614
Anadarko Petroleum Corp.	1,783,809	150,054
Apache Corp.	1,375,756	148,485
Cabot Oil & Gas Corp. (d)	748,625	26,112
Chesapeake Energy Corp. (d)	2,361,588	59,040
Chevron Corp.	7,133,790	778,439
ConocoPhillips	4,756,157	364,084
CONSOL Energy, Inc. (d)	812,509	29,104
Denbury Resources, Inc. (a)(d)	1,423,059	28,333
Devon Energy Corp.	1,446,830	106,067
El Paso Corp.	2,762,538	76,826
EOG Resources, Inc.	963,064	109,654
EQT Corp.	535,305	28,382
Exxon Mobil Corp.	17,169,979	1,485,203
Hess Corp.	1,067,517	69,303
Marathon Oil Corp.	2,520,836	85,431
Marathon Petroleum Corp.	1,277,100	53,064
Murphy Oil Corp.	693,225	44,325
Newfield Exploration Co. (a)	474,628	17,087
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc. (d)	628,872	$ 61,409
Occidental Petroleum Corp.	2,907,948	303,503
Peabody Energy Corp.	970,310	33,844
Pioneer Natural Resources Co. (d)	438,386	48,065
QEP Resources, Inc.	633,867	21,640
Range Resources Corp.	560,341	35,683
Southwestern Energy Co. (a)(d)	1,244,366	41,139
Spectra Energy Corp. (d)	2,329,631	73,104
Sunoco, Inc.	382,419	14,773
Tesoro Corp. (a)(d)	509,474	13,516
Valero Energy Corp. (d)	2,005,025	49,103
Williams Companies, Inc.	2,111,358	63,087
WPX Energy, Inc.	703,785	12,781
		4,445,254
TOTAL ENERGY		5,350,732
FINANCIALS - 14.0%
Capital Markets - 1.9%
Ameriprise Financial, Inc. (d)	810,478	45,192
Bank of New York Mellon Corp.	4,343,827	96,042
BlackRock, Inc. Class A	358,866	71,414
Charles Schwab Corp. (d)	3,866,889	53,672
E*TRADE Financial Corp. (a)	909,479	8,758
Federated Investors, Inc. Class B (non-vtg.) (d)	330,818	6,778
Franklin Resources, Inc. (d)	521,398	61,468
Goldman Sachs Group, Inc.	1,763,537	203,054
Invesco Ltd.	1,615,531	40,017
Legg Mason, Inc.	445,612	12,205
Morgan Stanley	5,316,264	98,564
Northern Trust Corp.	863,287	38,339
State Street Corp.	1,762,240	74,419
T. Rowe Price Group, Inc. (d)	904,994	55,739
		865,661
Commercial Banks - 2.7%
BB&T Corp. (d)	2,497,187	73,043
Comerica, Inc.	711,709	21,131
Fifth Third Bancorp	3,294,784	44,842
First Horizon National Corp.	944,322	8,877
Huntington Bancshares, Inc.	3,095,244	18,092
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,413,386	$ 27,648
M&T Bank Corp.	450,011	36,730
PNC Financial Services Group, Inc.	1,884,611	112,172
Regions Financial Corp.	4,509,483	25,975
SunTrust Banks, Inc.	1,923,603	44,166
U.S. Bancorp (d)	6,836,185	200,984
Wells Fargo & Co.	18,890,549	591,085
Zions Bancorporation (d)	660,155	12,543
		1,217,288
Consumer Finance - 0.8%
American Express Co. (d)	3,619,723	191,447
Capital One Financial Corp.	1,983,453	100,363
Discover Financial Services	1,968,881	59,086
SLM Corp.	1,822,372	28,721
		379,617
Diversified Financial Services - 3.0%
Bank of America Corp.	36,308,191	289,376
Citigroup, Inc.	10,473,154	348,965
CME Group, Inc.	237,823	68,847
IntercontinentalExchange, Inc. (a)(d)	260,253	35,905
JPMorgan Chase & Co.	13,611,324	534,108
Leucadia National Corp. (d)	709,667	20,218
Moody's Corp. (d)	699,808	27,020
NYSE Euronext	938,522	27,940
The NASDAQ Stock Market, Inc. (a)	456,967	12,037
		1,364,416
Insurance - 3.5%
ACE Ltd. (d)	1,206,553	86,522
AFLAC, Inc.	1,672,104	79,007
Allstate Corp.	1,810,245	56,896
American International Group, Inc. (a)(d)	1,564,760	45,722
Aon Corp. (d)	1,158,069	54,209
Assurant, Inc.	329,944	14,013
Berkshire Hathaway, Inc. Class B (a)	6,297,626	494,049
Cincinnati Financial Corp. (d)	580,591	20,419
Genworth Financial, Inc. Class A (a)	1,758,587	15,986
Hartford Financial Services Group, Inc.	1,596,707	33,068
Lincoln National Corp. (d)	1,080,608	26,842
Loews Corp.	1,093,832	42,813
Marsh & McLennan Companies, Inc.	1,927,081	60,125
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc. (d)	3,788,601	$ 146,051
Principal Financial Group, Inc.	1,093,111	30,235
Progressive Corp. (d)	2,209,110	47,319
Prudential Financial, Inc. (d)	1,690,774	103,408
The Chubb Corp.	996,095	67,695
The Travelers Companies, Inc.	1,478,615	85,715
Torchmark Corp. (d)	365,164	17,689
Unum Group	1,047,349	24,141
XL Group PLC Class A	1,148,139	23,881
		1,575,805
Real Estate Investment Trusts - 1.9%
American Tower Corp.	1,407,873	88,105
Apartment Investment & Management Co. Class A	433,140	10,759
AvalonBay Communities, Inc. (d)	340,598	44,165
Boston Properties, Inc. (d)	528,828	53,702
Equity Residential (SBI) (d)	1,062,569	60,450
HCP, Inc. (d)	1,460,757	57,700
Health Care REIT, Inc.	744,295	40,519
Host Hotels & Resorts, Inc. (d)	2,529,835	39,921
Kimco Realty Corp. (d)	1,457,727	26,793
Plum Creek Timber Co., Inc.	577,722	22,624
Prologis, Inc.	1,641,530	55,254
Public Storage	508,590	68,187
Simon Property Group, Inc. (d)	1,052,417	142,581
Ventas, Inc.	1,031,375	57,674
Vornado Realty Trust (d)	660,892	54,015
Weyerhaeuser Co.	1,921,517	40,140
		862,589
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,161,727	21,294
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	1,889,500	12,943
People's United Financial, Inc. (d)	1,291,866	16,265
		29,208
TOTAL FINANCIALS		6,315,878
HEALTH CARE - 11.2%
Biotechnology - 1.2%
Amgen, Inc.	2,841,517	193,081
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	870,165	$ 101,348
Celgene Corp. (a)	1,590,227	116,603
Gilead Sciences, Inc. (a)	2,690,690	122,426
		533,458
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	2,019,852	117,414
Becton, Dickinson & Co.	769,772	58,672
Boston Scientific Corp. (a)	5,306,973	33,009
C. R. Bard, Inc. (d)	307,283	28,768
CareFusion Corp. (a)	804,604	20,767
Covidien PLC	1,728,129	90,295
DENTSPLY International, Inc. (d)	507,075	19,614
Edwards Lifesciences Corp. (a)(d)	408,633	29,883
Intuitive Surgical, Inc. (a)(d)	139,682	71,464
Medtronic, Inc. (d)	3,780,387	144,108
St. Jude Medical, Inc.	1,142,665	48,129
Stryker Corp. (d)	1,165,173	62,500
Varian Medical Systems, Inc. (a)(d)	403,200	26,309
Zimmer Holdings, Inc. (d)	641,838	38,992
		789,924
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,297,813	60,686
AmerisourceBergen Corp.	925,423	34,565
Cardinal Health, Inc.	1,237,653	51,424
CIGNA Corp.	1,022,574	45,106
Coventry Health Care, Inc. (a)(d)	516,825	16,895
DaVita, Inc. (a)(d)	334,930	28,988
Express Scripts, Inc. (a)(d)	1,742,744	92,941
Humana, Inc.	585,696	51,014
Laboratory Corp. of America Holdings (a)(d)	354,991	31,910
McKesson Corp.	879,635	73,458
Medco Health Solutions, Inc. (a)	1,386,840	93,737
Patterson Companies, Inc. (d)	313,627	10,011
Quest Diagnostics, Inc. (d)	565,116	32,805
Tenet Healthcare Corp. (a)(d)	1,555,903	8,791
UnitedHealth Group, Inc.	3,818,663	212,890
WellPoint, Inc.	1,246,089	81,781
		927,002
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	521,880	38,530
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,243,772	$ 54,253
Life Technologies Corp. (a)	638,356	30,201
PerkinElmer, Inc.	405,083	10,937
Thermo Fisher Scientific, Inc.	1,355,055	76,723
Waters Corp. (a)(d)	320,985	28,760
		200,874
Pharmaceuticals - 5.6%
Abbott Laboratories (d)	5,580,256	315,898
Allergan, Inc.	1,092,670	97,892
Bristol-Myers Squibb Co.	6,070,064	195,274
Eli Lilly & Co.	3,649,602	143,210
Forest Laboratories, Inc. (a)(d)	956,981	31,121
Hospira, Inc. (a)(d)	590,001	21,016
Johnson & Johnson	9,782,305	636,632
Merck & Co., Inc.	10,918,104	416,744
Mylan, Inc. (a)(d)	1,527,828	35,812
Perrigo Co.	333,827	34,404
Pfizer, Inc. (d)	27,535,852	581,006
Watson Pharmaceuticals, Inc. (a)	455,499	26,565
		2,535,574
TOTAL HEALTH CARE		5,025,362
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,275,650	93,416
Goodrich Corp.	448,568	56,506
Honeywell International, Inc.	2,770,780	165,055
L-3 Communications Holdings, Inc.	357,724	25,130
Lockheed Martin Corp.	950,443	84,029
Northrop Grumman Corp.	935,947	55,979
Precision Castparts Corp.	516,510	86,479
Raytheon Co. (d)	1,239,782	62,634
Rockwell Collins, Inc. (d)	542,082	32,140
Textron, Inc.	996,439	27,412
The Boeing Co. (d)	2,662,373	199,545
United Technologies Corp. (d)	3,245,741	272,220
		1,160,545
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	588,110	38,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	759,523	$ 33,138
FedEx Corp.	1,136,323	102,258
United Parcel Service, Inc. Class B	3,456,734	265,788
		440,099
Airlines - 0.1%
Southwest Airlines Co.	2,788,781	25,043
Building Products - 0.0%
Masco Corp. (d)	1,281,693	15,227
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	376,820	11,493
Cintas Corp. (d)	394,985	15,231
Iron Mountain, Inc. (d)	664,911	20,645
Pitney Bowes, Inc. (d)	715,132	12,965
R.R. Donnelley & Sons Co. (d)	672,727	9,297
Republic Services, Inc.	1,127,694	33,639
Stericycle, Inc. (a)(d)	304,891	26,455
Waste Management, Inc. (d)	1,648,970	57,681
		187,406
Construction & Engineering - 0.2%
Fluor Corp.	607,762	36,757
Jacobs Engineering Group, Inc. (a)(d)	458,999	21,215
Quanta Services, Inc. (a)	752,730	15,732
		73,704
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	566,341	34,671
Emerson Electric Co.	2,635,565	132,595
Rockwell Automation, Inc.	508,367	40,659
Roper Industries, Inc. (d)	345,595	31,629
		239,554
Industrial Conglomerates - 2.5%
3M Co.	2,510,530	219,922
Danaher Corp.	2,040,635	107,807
General Electric Co.	37,817,991	720,433
Tyco International Ltd.	1,654,881	85,756
		1,133,918
Machinery - 2.2%
Caterpillar, Inc. (d)	2,316,288	264,543
Cummins, Inc.	690,824	83,293
Deere & Co.	1,482,737	122,963
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	664,045	$ 42,512
Eaton Corp.	1,197,154	62,479
Flowserve Corp. (d)	199,017	23,597
Illinois Tool Works, Inc. (d)	1,730,869	96,392
Ingersoll-Rand PLC	1,118,263	44,596
Joy Global, Inc.	376,473	32,738
PACCAR, Inc. (d)	1,283,187	59,039
Pall Corp. (d)	412,474	26,171
Parker Hannifin Corp. (d)	541,191	48,604
Snap-On, Inc.	208,395	12,739
Stanley Black & Decker, Inc.	605,032	46,466
Xylem, Inc.	661,157	17,177
		983,309
Professional Services - 0.1%
Dun & Bradstreet Corp.	174,124	14,391
Equifax, Inc. (d)	433,729	18,234
Robert Half International, Inc.	512,105	14,559
		47,184
Road & Rail - 0.8%
CSX Corp.	3,761,087	79,020
Norfolk Southern Corp. (d)	1,203,981	82,954
Ryder System, Inc.	183,138	9,748
Union Pacific Corp.	1,730,453	190,782
		362,504
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,057,464	55,707
W.W. Grainger, Inc. (d)	217,367	45,154
		100,861
TOTAL INDUSTRIALS		4,769,354
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	19,257,139	382,832
F5 Networks, Inc. (a)(d)	284,724	35,579
Harris Corp.	414,827	18,099
JDS Uniphase Corp. (a)(d)	820,792	10,703
Juniper Networks, Inc. (a)(d)	1,884,238	42,885
Motorola Mobility Holdings, Inc. (a)	944,205	37,485
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,026,184	$ 51,104
QUALCOMM, Inc.	6,021,318	374,406
		953,093
Computers & Peripherals - 5.4%
Apple, Inc. (a)	3,329,280	1,805,931
Dell, Inc. (a)(d)	5,470,056	94,632
EMC Corp. (a)(d)	7,307,427	202,343
Hewlett-Packard Co.	7,117,609	180,147
Lexmark International, Inc. Class A	257,199	9,485
NetApp, Inc. (a)(d)	1,284,579	55,237
SanDisk Corp. (a)(d)	860,776	42,574
Western Digital Corp. (a)	837,470	32,871
		2,423,220
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	593,702	33,224
Corning, Inc.	5,629,628	73,410
FLIR Systems, Inc.	558,783	14,623
Jabil Circuit, Inc. (d)	656,279	16,952
Molex, Inc. (d)	491,190	13,311
TE Connectivity Ltd.	1,520,446	55,572
		207,092
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	642,748	23,139
eBay, Inc. (a)	4,115,642	147,093
Google, Inc. Class A (a)	904,965	559,495
VeriSign, Inc. (d)	569,801	21,054
Yahoo!, Inc. (a)	4,442,934	65,889
		816,670
IT Services - 3.8%
Accenture PLC Class A (d)	2,295,834	136,694
Automatic Data Processing, Inc.	1,750,588	95,092
Cognizant Technology Solutions Corp. Class A (a)	1,082,227	76,784
Computer Sciences Corp. (d)	555,451	17,641
Fidelity National Information Services, Inc.	868,926	27,571
Fiserv, Inc. (a)(d)	504,577	33,453
IBM Corp.	4,221,984	830,591
MasterCard, Inc. Class A	381,897	160,397
Paychex, Inc. (d)	1,155,314	36,161
SAIC, Inc. (a)(d)	989,413	12,091
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)	599,652	$ 39,907
The Western Union Co.	2,217,843	38,746
Total System Services, Inc.	580,700	12,706
Visa, Inc. Class A	1,821,805	212,003
		1,729,837
Office Electronics - 0.1%
Xerox Corp.	4,968,629	40,892
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	2,097,044	15,413
Altera Corp.	1,149,378	44,194
Analog Devices, Inc.	1,067,340	41,850
Applied Materials, Inc.	4,676,984	57,246
Broadcom Corp. Class A	1,737,700	64,556
First Solar, Inc. (a)(d)	210,519	6,800
Intel Corp. (d)	18,240,296	490,299
KLA-Tencor Corp. (d)	597,015	28,896
Linear Technology Corp.	815,895	27,316
LSI Corp. (a)	2,018,500	17,359
Microchip Technology, Inc. (d)	684,660	24,696
Micron Technology, Inc. (a)(d)	3,537,632	30,247
Novellus Systems, Inc. (a)(d)	238,532	11,087
NVIDIA Corp. (a)(d)	2,187,449	33,140
Teradyne, Inc. (a)(d)	659,316	10,826
Texas Instruments, Inc. (d)	4,093,140	136,506
Xilinx, Inc. (d)	940,178	34,721
		1,075,152
Software - 3.8%
Adobe Systems, Inc. (a)(d)	1,758,461	57,836
Autodesk, Inc. (a)	812,431	30,751
BMC Software, Inc. (a)	609,674	22,826
CA, Inc. (d)	1,325,552	35,830
Citrix Systems, Inc. (a)	668,064	49,931
Electronic Arts, Inc. (a)(d)	1,187,213	19,387
Intuit, Inc. (d)	1,064,790	61,587
Microsoft Corp.	26,818,974	851,234
Oracle Corp.	14,094,997	412,561
Red Hat, Inc. (a)(d)	690,778	34,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	487,172	$ 69,744
Symantec Corp. (a)(d)	2,640,627	47,109
		1,692,962
TOTAL INFORMATION TECHNOLOGY		8,938,918
MATERIALS - 3.5%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	753,913	68,033
Airgas, Inc.	244,745	20,150
CF Industries Holdings, Inc. (d)	234,229	43,567
Dow Chemical Co. (d)	4,233,426	141,862
E.I. du Pont de Nemours & Co.	3,309,614	168,294
Eastman Chemical Co.	492,821	26,676
Ecolab, Inc.	1,075,171	64,510
FMC Corp. (d)	252,266	24,967
International Flavors & Fragrances, Inc. (d)	289,788	16,527
Monsanto Co.	1,917,914	148,408
PPG Industries, Inc.	553,161	50,476
Praxair, Inc.	1,073,785	117,043
Sherwin-Williams Co.	308,501	31,822
Sigma Aldrich Corp. (d)	431,427	30,972
The Mosaic Co.	1,066,557	61,594
		1,014,901
Construction Materials - 0.0%
Vulcan Materials Co.	462,932	20,628
Containers & Packaging - 0.1%
Ball Corp.	582,611	23,351
Bemis Co., Inc. (d)	368,886	11,572
Owens-Illinois, Inc. (a)	588,350	14,062
Sealed Air Corp.	687,845	13,502
		62,487
Metals & Mining - 0.9%
Alcoa, Inc. (d)	3,812,495	38,773
Allegheny Technologies, Inc.	380,997	16,714
Cliffs Natural Resources, Inc. (d)	512,289	32,520
Freeport-McMoRan Copper & Gold, Inc.	3,395,557	144,515
Newmont Mining Corp. (d)	1,772,500	105,287
Nucor Corp. (d)	1,134,481	49,384
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	294,935	$ 4,324
United States Steel Corp. (d)	515,822	14,041
		405,558
Paper & Forest Products - 0.2%
International Paper Co.	1,565,653	55,033
MeadWestvaco Corp. (d)	611,619	18,520
		73,553
TOTAL MATERIALS		1,577,127
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc. (d)	21,227,808	649,359
CenturyLink, Inc.	2,212,355	89,047
Frontier Communications Corp. (d)	3,564,692	16,362
Verizon Communications, Inc. (d)	10,141,386	386,488
Windstream Corp. (d)	2,087,673	25,219
		1,166,475
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc. (a)(d)	1,051,112	10,826
Sprint Nextel Corp. (a)(d)	10,731,463	26,507
		37,333
TOTAL TELECOMMUNICATION SERVICES		1,203,808
UTILITIES - 3.4%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	1,729,862	65,060
Duke Energy Corp. (d)	4,774,047	99,873
Edison International	1,167,103	48,867
Entergy Corp.	630,874	42,035
Exelon Corp. (d)	2,375,010	92,792
FirstEnergy Corp.	1,498,111	66,351
NextEra Energy, Inc.	1,513,586	90,074
Northeast Utilities	634,155	22,766
Pepco Holdings, Inc.	812,990	15,805
Pinnacle West Capital Corp. (d)	391,103	18,394
PPL Corp.	2,071,552	59,143
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,056,752	$ 56,092
Southern Co. (d)	3,087,554	136,439
		813,691
Gas Utilities - 0.1%
AGL Resources, Inc.	418,144	16,671
ONEOK, Inc.	368,922	30,488
		47,159
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	722,032	26,181
NRG Energy, Inc. (a)(d)	823,776	14,087
The AES Corp. (a)	2,309,556	31,318
		71,586
Multi-Utilities - 1.3%
Ameren Corp.	867,739	27,828
CenterPoint Energy, Inc.	1,525,755	29,737
CMS Energy Corp. (d)	902,676	19,326
Consolidated Edison, Inc. (d)	1,049,229	60,960
Dominion Resources, Inc.	2,040,430	102,981
DTE Energy Co.	606,282	32,733
Integrys Energy Group, Inc.	279,100	14,522
NiSource, Inc. (d)	1,006,982	24,168
PG&E Corp. (d)	1,453,932	60,600
Public Service Enterprise Group, Inc.	1,812,227	55,780
SCANA Corp.	413,345	18,601
Sempra Energy (d)	858,494	50,857
TECO Energy, Inc. (d)	772,909	13,874
Wisconsin Energy Corp. (d)	828,437	28,233
Xcel Energy, Inc.	1,737,184	46,018
		586,218
TOTAL UTILITIES		1,518,654
TOTAL COMMON STOCKS (Cost $30,913,667)		44,295,309
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/1/12 to 7/19/12 (e) (Cost $63,991)	$ 64,000	$ 63,988
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	537,577,174	537,577
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,117,603,100	4,117,603
TOTAL MONEY MARKET FUNDS (Cost $4,655,180)		4,655,180
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $35,632,838)		49,014,477
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(4,032,442)
NET ASSETS - 100%		$ 44,982,035
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
205 CME E-mini S&P 500 Index Contracts	March 2012	$ 13,985	$ 956
1,975 CME S&P 500 Index Contracts	March 2012	673,673	26,285
TOTAL EQUITY INDEX CONTRACTS		$ 687,658	$ 27,241

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $43,791,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 529
Fidelity Securities Lending Cash Central Fund	5,507
Total	$ 6,036
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,811,253	$ 4,811,253	$ -	$ -
Consumer Staples	4,784,223	4,784,223	-	-
Energy	5,350,732	5,350,732	-	-
Financials	6,315,878	6,315,878	-	-
Health Care	5,025,362	5,025,362	-	-
Industrials	4,769,354	4,769,354	-	-
Information Technology	8,938,918	8,938,918	-	-
Materials	1,577,127	1,577,127	-	-
Telecommunication Services	1,203,808	1,203,808	-	-
Utilities	1,518,654	1,518,654	-	-
U.S. Government and Government Agency Obligations	63,988	-	63,988	-
Money Market Funds	4,655,180	4,655,180	-	-
Total Investments in Securities:	$ 49,014,477	$ 48,950,489	$ 63,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 27,241	$ 27,241	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 27,241	$ -
Total Equity Risk	$ 27,241	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $3,992,982) - See accompanying schedule: Unaffiliated issuers (cost $30,977,658)	$ 44,359,297
Fidelity Central Funds (cost $4,655,180)	4,655,180
Total Investments (cost $35,632,838)		$ 49,014,477
Receivable for fund shares sold		38,208
Dividends receivable		106,345
Distributions receivable from Fidelity Central Funds		620
Receivable from investment adviser for expense reductions		444
Other receivables		966
Total assets		49,161,060

Liabilities
Payable for investments purchased	$ 17,037
Payable for fund shares redeemed	37,126
Accrued management fee	924
Payable for daily variation margin on futures contracts	3,577
Other affiliated payables	1,792
Other payables and accrued expenses	966
Collateral on securities loaned, at value	4,117,603
Total liabilities		4,179,025

Net Assets		$ 44,982,035
Net Assets consist of:
Paid in capital		$ 33,787,549
Undistributed net investment income		145,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,359,838)
Net unrealized appreciation (depreciation) on investments		13,408,880
Net Assets		$ 44,982,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($13,406,560 ÷ 276,471 shares)	$ 48.49

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($16,229,909 ÷ 334,671 shares)	$ 48.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,629,077 ÷ 301,644 shares)	$ 48.50

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($716,489 ÷ 14,773 shares)	$ 48.50

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2012

Investment Income
Dividends		$ 869,529
Interest		45
Income from Fidelity Central Funds		6,036
Total income		875,610

Expenses
Management fee	$ 10,435
Transfer agent fees	23,232
Independent trustees' compensation	247
Appreciation in deferred trustee compensation account	1
Interest	1
Miscellaneous	121
Total expenses before reductions	34,037
Expense reductions	(445)	33,592
Net investment income (loss)		842,018
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	285,259
Foreign currency transactions	(4)
Futures contracts	61,070
Total net realized gain (loss)		346,325
Change in net unrealized appreciation (depreciation) on: Investment securities	945,132
Futures contracts	2,193
Total change in net unrealized appreciation (depreciation)		947,325
Net gain (loss)		1,293,650
Net increase (decrease) in net assets resulting from operations		$ 2,135,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 842,018	$ 746,160
Net realized gain (loss)	346,325	21,128
Change in net unrealized appreciation (depreciation)	947,325	7,199,174
Net increase (decrease) in net assets resulting from operations	2,135,668	7,966,462
Distributions to shareholders from net investment income	(823,248)	(728,488)
Share transactions - net increase (decrease)	194,063	115,947
Total increase (decrease) in net assets	1,506,483	7,353,921

Net Assets
Beginning of period	43,475,552	36,121,631
End of period (including undistributed net investment income of $145,444 and undistributed net investment income of $127,154, respectively)	$ 44,982,035	$ 43,475,552

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) B	.89	.81	.75	.95	.99
Net realized and unrealized gain (loss)	1.40	7.88	13.12	(21.09)	(2.71)
Total from investment operations	2.29	8.69	13.87	(20.14)	(1.72)
Distributions from net investment income	(.89)	(.79)	(.78)	(.96)	(.97)
Distributions from net realized gain	-	-	-	-	(.05)
Total distributions	(.89)	(.79)	(.78)	(.96)	(1.02)
Net asset value, end of period	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Total Return A	5.04%	22.47%	53.68%	(43.35)%	(3.66)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	1.96%	1.94%	2.14%	2.36%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 13,407	$ 27,881	$ 23,666	$ 11,363	$ 20,102
Portfolio turnover rate D	5% F	4%	11% F	8%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) B	.90	.82	.77	.96	1.00
Net realized and unrealized gain (loss)	1.40	7.89	13.10	(21.08)	(2.70)
Total from investment operations	2.30	8.71	13.87	(20.12)	(1.70)
Distributions from net investment income	(.90)	(.80)	(.79)	(.97)	(.99)
Distributions from net realized gain	-	-	-	-	(.05)
Total distributions	(.90)	(.80)	(.79)	(.97)	(1.04)
Net asset value, end of period	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Total Return A	5.07%	22.53%	53.67%	(43.31)%	(3.63)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.06%
Net investment income (loss)	1.99%	1.97%	2.17%	2.39%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 16,230	$ 15,595	$ 12,455	$ 3,667	$ 6,304
Portfolio turnover rate D	5% F	4%	11% F	8%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2012 G, J
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.79
Net realized and unrealized gain (loss)	.68
Total from investment operations	1.47
Distributions from net investment income	(.71)
Net asset value, end of period	$ 48.50
Total Return B, C	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 14,629
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2012 G, J
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.81
Net realized and unrealized gain (loss)	.67
Total from investment operations	1.48
Distributions from net investment income	(.72)
Net asset value, end of period	$ 48.50
Total Return B, C	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A, K
Expenses net of fee waivers, if any	.03% A, K
Expenses net of all reductions	.03% A, K
Net investment income (loss)	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 716
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

K Amount represents .025%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,911,187
Gross unrealized depreciation	(4,611,597)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,299,590

Tax Cost	$ 35,714,887

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 146,411
Capital loss carryforward	$ (2,250,548)
Net unrealized appreciation (depreciation)	$ 13,299,590

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (529,693)
2017	(854,750)
2019	(792,074)
Total with expiration	(2,176,517)
No expiration
Long-term	(74,031)
Total capital loss carryforward	$ (2,250,548)

The tax character of distributions paid was as follows:

	February 29, 2012	February 28, 2011
Ordinary Income	$ 823,248	$ 728,488

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $61,070 and a change in net unrealized appreciation (depreciation) of $2,193 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,985,941 and $2,215,730, respectively.

Securities delivered through in-kind redemptions totaled $322,676. Realized gain of $222,317 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 15,333
Fidelity Advantage Class	6,005
Institutional Class	1,894
$ 23,232

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,828.37%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,507.

Annual Report

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2013.

	Expense Limitations	Reimbursement from adviser
Investor Class	.095%	$ 126
Fidelity Advantage Class	.060%	163
Institutional Class	.040%	151
Fidelity Advantage Institutional Class	.020%	4

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year Ended February 29, 2012 A	Year Ended February 28, 2011
From net investment income
Investor Class	$ 405,868	$ 471,739
Fidelity Advantage Class	264,009	256,749
Institutional Class	146,405	-
Fidelity Advantage Institutional Class	6,966	-
Total	$ 823,248	$ 728,488

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year Ended February 29, 2012 A	Year Ended February 28, 2011	Year Ended February 29, 2012 A	Year Ended February 28, 2011
Investor Class
Shares sold	94,578	121,986	$ 4,269,471	$ 5,163,968
Reinvestment of distributions	8,848	11,222	397,869	463,897
Shares redeemed	(418,995)	(145,105)	(19,074,702)	(6,039,234)
Net increase (decrease)	(315,569)	(11,897)	$ (14,407,362)	$ (411,369)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Year Ended February 29, 2012 A	Year Ended February 28, 2011	Year Ended February 29, 2012 A	Year Ended February 28, 2011
Fidelity Advantage Class
Shares sold	133,837	67,796	$ 6,254,732	$ 2,795,107
Issued in exchange for shares of Congress Street	983	-	45,955	-
Issued in exchange of shares of Exchange	3,818	-	178,445	-
Reinvestment of distributions	5,335	5,731	238,952	237,051
Shares redeemed	(140,424)	(60,230)	(6,301,502)	(2,504,842)
Net increase (decrease)	3,549	13,297	$ 416,582	$ 527,316
Institutional Class
Shares sold	335,470	-	$ 15,034,791	$ -
Reinvestment of distributions	3,423	-	146,405	-
Shares redeemed	(37,249)	-	(1,658,626)	-
Net increase (decrease)	301,644	-	$ 13,522,570	$ -
Fidelity Advantage Institutional Class
Shares sold	16,270	-	$ 729,075	$ -
Reinvestment of distributions	166	-	6,966	-
Shares redeemed	(1,663)	-	(73,768)	-
Net increase (decrease)	14,773	-	$ 662,273	$ -

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Street Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369, and net other liabilities of $21, and Fidelity Exchange Street Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195, and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Pro forma results of operations of the combined entity for the entire period ended February 29, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 842,404
Total net realized gain (loss)	348,278
Total change in net unrealized appreciation (depreciation)	944,457
Net increase (decrease) in net assets resulting from operations	$ 2,135,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (43)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Senior Vice President of the Fidelity Asset Management Division (2009-present) and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 94%, 100%, 100%, and 100%; and Fidelity Advantage Class designates 92%, 99%, 99%, and 99% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor Class and Fidelity Advantage Class designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

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(8 a.m. - 9 p.m.)

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

UEI-UANN-0412
1.790915.108

Spartan®

500 Index

Fund -

Institutional Class

Fidelity Advantage® Institutional Class

Annual Report

February 29, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.08%	1.57%	4.11%
Fidelity Advantage® Institutional Class B	5.10%	1.57%	4.11%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns between October 14, 2005 and May 4, 2011 are those of Fidelity Advantage Class. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Institutional Class on February 28, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on May 4, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rose for the 12 months ending February 29, 2012, as encouraging economic news sparked a strong late-period rally that lifted major equity benchmarks past a number of significant milestones. Stocks recovered from early-period uncertainty that followed the March 2011 earthquake, tsunami and nuclear meltdown in Japan, but plummeted during the summer amid Europe's debt woes and a historic U.S. credit-rating downgrade. Despite continued volatility and mixed economic news, markets began to recover in early October. Investors gravitated toward defensive sectors and the perceived safety of larger, more-established and dividend-paying names, helping the Dow Jones® Industrial Average advance 8.83%, and close above the psychologically important 13,000 mark in late February - for the first time since May 2008. The rally accelerated late in the period and the market broadened, as investor confidence improved amid encouraging manufacturing, housing and employment data, and signs of progress in Europe. For the year, the S&P 500® Index added 5.12%, closing near a four-year high on the period's second-to-last day. The technology-laden Nasdaq Composite® Index added 7.73%, flirting with the 3,000 mark, its highest level in 12 years. Foreign developed-markets stocks reeled over Europe's turmoil, and the MSCI® EAFE® (Europe, Australasia, Far East) Index fell 7.35%.

Comments from James Francis, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the year, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares returned 5.08% and 5.10%, respectively, in line with the benchmark S&P 500®. Several leading contributors were technology stocks. Topping the list was Apple, a consumer products and personal computer manufacturer whose price rose about 54% during the past 12 months amid strong sales. Computer-services company International Business Machines also added value, as did software giant Microsoft and semiconductor manufacturer Intel. Elsewhere, tobacco producer Philip Morris International and restaurant giant McDonald's performed well among consumer staples stocks, while in health care, drugmakers Merck and Pfizer contributed. In contrast, several financials stocks represented the most significant detractors. The biggest laggard was diversified financials company Bank of America, whose stock price declined 44% during the 12-month period. Several other diversified financials firms disappointed, including Citigroup, JPMorgan Chase and Goldman Sachs Group. Other notable detractors included computer and peripherals company Hewlett-Packard, oil-field services firm Schlumberger and specialty glass maker Corning.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011 to February 29, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period* September 1, 2011 to February 29, 2012
Investor Class	.100%
Actual		$ 1,000.00	$ 1,132.50	$ .53**
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50**
Fidelity Advantage Class	.070%
Actual		$ 1,000.00	$ 1,132.90	$ .37**
HypotheticalA		$ 1,000.00	$ 1,024.52	$ .35**
Institutional Class	.050%
Actual		$ 1,000.00	$ 1,133.00	$ .27**
HypotheticalA		$ 1,000.00	$ 1,024.61	$ .25**
Fidelity Advantage Institutional Class	.024%
Actual		$ 1,000.00	$ 1,133.10	$ .13**
HypotheticalA		$ 1,000.00	$ 1,024.76	$ .12**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If changes to the expense limitations, effective February 1, 2012, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Investor Class	.095%
Actual		$ .50
HypotheticalA		$ .48
Fidelity Advantage Class	.060%
Actual		$ .32
HypotheticalA		$ .30
Institutional Class	.040%
Actual		$ .21
HypotheticalA		$ .20
Fidelity Advantage Institutional Class	.020%
Actual		$ .11
HypotheticalA		$ .10

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.0	3.1
Exxon Mobil Corp.	3.3	3.2
Microsoft Corp.	1.9	1.7
IBM Corp.	1.8	1.8
Chevron Corp.	1.7	1.8
General Electric Co.	1.6	1.5
Procter & Gamble Co.	1.5	1.6
AT&T, Inc.	1.4	1.5
Johnson & Johnson	1.4	1.6
Wells Fargo & Co.	1.3	1.2
	19.9
Market Sectors as of February 29, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	18.4
Financials	14.0	14.0
Energy	11.9	12.2
Health Care	11.2	11.7
Consumer Discretionary	10.7	10.5
Consumer Staples	10.6	11.2
Industrials	10.6	10.4
Materials	3.5	3.5
Utilities	3.4	3.6
Telecommunication Services	2.7	3.0

Annual Report

Investments February 29, 2012

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.3%
BorgWarner, Inc. (a)(d)	393,033	$ 32,559
Johnson Controls, Inc.	2,437,229	79,527
The Goodyear Tire & Rubber Co. (a)	875,319	11,257
		123,343
Automobiles - 0.4%
Ford Motor Co.	13,612,520	168,523
Harley-Davidson, Inc. (d)	832,387	38,773
		207,296
Distributors - 0.1%
Genuine Parts Co.	557,571	34,949
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	416,313	17,752
DeVry, Inc.	216,897	7,706
H&R Block, Inc. (d)	1,049,222	17,102
		42,560
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	1,620,982	49,100
Chipotle Mexican Grill, Inc. (a)(d)	112,106	43,746
Darden Restaurants, Inc. (d)	472,213	24,078
International Game Technology	1,066,047	16,012
Marriott International, Inc. Class A (d)	960,377	33,882
McDonald's Corp.	3,665,318	363,893
Starbucks Corp.	2,670,132	129,662
Starwood Hotels & Resorts Worldwide, Inc. (d)	688,368	37,103
Wyndham Worldwide Corp.	546,700	24,049
Wynn Resorts Ltd.	283,681	33,628
Yum! Brands, Inc.	1,649,565	109,267
		864,420
Household Durables - 0.2%
D.R. Horton, Inc. (d)	996,282	14,287
Harman International Industries, Inc.	251,127	12,338
Leggett & Platt, Inc.	498,392	11,279
Lennar Corp. Class A (d)	576,106	13,469
Newell Rubbermaid, Inc.	1,037,032	18,978
PulteGroup, Inc. (a)(d)	1,206,636	10,643
Whirlpool Corp.	273,816	20,692
		101,686
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)(d)	1,303,197	234,171
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	339,567	$ 11,562
Netflix, Inc. (a)(d)	198,311	21,959
Priceline.com, Inc. (a)	178,330	111,816
TripAdvisor, Inc. (a)	339,567	10,944
		390,452
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	415,839	14,687
Mattel, Inc. (d)	1,213,080	39,352
		54,039
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A (d)	790,821	11,253
CBS Corp. Class B	2,344,200	70,092
Comcast Corp. Class A	9,760,783	286,772
DIRECTV (a)(d)	2,527,498	117,074
Discovery Communications, Inc. (a)(d)	946,662	44,162
Gannett Co., Inc.	853,582	12,667
Interpublic Group of Companies, Inc.	1,651,990	19,361
McGraw-Hill Companies, Inc.	995,837	46,346
News Corp. Class A	7,855,489	156,089
Omnicom Group, Inc.	988,222	48,858
Scripps Networks Interactive, Inc. Class A	348,410	15,748
The Walt Disney Co. (d)	6,435,375	270,221
Time Warner Cable, Inc.	1,143,106	90,694
Time Warner, Inc.	3,585,314	133,410
Viacom, Inc. Class B (non-vtg.)	1,978,105	94,197
Washington Post Co. Class B (d)	17,419	6,861
		1,423,805
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	234,817	10,297
Dollar Tree, Inc. (a)	426,365	37,738
Family Dollar Stores, Inc.	420,504	22,703
JCPenney Co., Inc. (d)	511,966	20,274
Kohl's Corp.	907,827	45,101
Macy's, Inc.	1,503,869	57,102
Nordstrom, Inc.	579,509	31,073
Sears Holdings Corp. (a)(d)	137,830	9,601
Target Corp.	2,405,760	136,383
		370,272
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (d)	307,925	$ 14,100
AutoNation, Inc. (a)(d)	160,767	5,479
AutoZone, Inc. (a)(d)	100,019	37,455
Bed Bath & Beyond, Inc. (a)(d)	859,963	51,374
Best Buy Co., Inc. (d)	1,051,214	25,965
CarMax, Inc. (a)(d)	811,106	24,893
GameStop Corp. Class A (d)	495,769	11,294
Gap, Inc. (d)	1,242,793	29,032
Home Depot, Inc.	5,522,125	262,687
Limited Brands, Inc.	881,102	40,998
Lowe's Companies, Inc.	4,486,859	127,337
O'Reilly Automotive, Inc. (a)	459,691	39,763
Ross Stores, Inc.	828,185	44,167
Staples, Inc. (d)	2,505,436	36,730
Tiffany & Co., Inc.	454,782	29,565
TJX Companies, Inc.	2,701,941	98,918
Urban Outfitters, Inc. (a)(d)	397,746	11,292
		891,049
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,045,364	78,235
NIKE, Inc. Class B	1,328,745	143,398
Ralph Lauren Corp.	231,019	40,135
VF Corp.	312,316	45,614
		307,382
TOTAL CONSUMER DISCRETIONARY		4,811,253
CONSUMER STAPLES - 10.6%
Beverages - 2.4%
Beam, Inc.	556,878	30,673
Brown-Forman Corp. Class B (non-vtg.)	361,308	29,501
Coca-Cola Enterprises, Inc.	1,117,687	32,301
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	623,643	13,620
Dr Pepper Snapple Group, Inc.	767,945	29,220
Molson Coors Brewing Co. Class B	564,292	24,795
PepsiCo, Inc.	5,600,365	352,487
The Coca-Cola Co.	8,135,889	568,373
		1,080,970
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,552,377	133,598
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	4,662,631	$ 210,285
Kroger Co.	2,139,069	50,888
Safeway, Inc. (d)	1,217,572	26,117
SUPERVALU, Inc. (d)	760,236	4,964
Sysco Corp. (d)	2,113,120	62,168
Wal-Mart Stores, Inc.	6,256,563	369,638
Walgreen Co.	3,185,583	105,634
Whole Foods Market, Inc.	572,266	46,205
		1,009,497
Food Products - 1.8%
Archer Daniels Midland Co. (d)	2,392,807	74,656
Campbell Soup Co. (d)	642,422	21,406
ConAgra Foods, Inc. (d)	1,484,789	38,976
Dean Foods Co. (a)	658,037	8,068
General Mills, Inc.	2,304,958	88,303
H.J. Heinz Co. (d)	1,147,129	60,465
Hershey Co.	548,361	33,286
Hormel Foods Corp. (d)	494,040	14,065
Kellogg Co.	887,704	46,471
Kraft Foods, Inc. Class A	6,328,756	240,936
McCormick & Co., Inc. (non-vtg.) (d)	475,243	23,976
Mead Johnson Nutrition Co. Class A	729,199	56,695
Sara Lee Corp.	2,116,132	42,852
The J.M. Smucker Co.	407,791	30,715
Tyson Foods, Inc. Class A	1,046,467	19,789
		800,659
Household Products - 2.1%
Clorox Co. (d)	472,503	31,946
Colgate-Palmolive Co. (d)	1,733,756	161,551
Kimberly-Clark Corp. (d)	1,411,714	102,886
Procter & Gamble Co.	9,855,635	665,452
		961,835
Personal Products - 0.2%
Avon Products, Inc.	1,543,100	28,841
Estee Lauder Companies, Inc. Class A	800,222	46,845
		75,686
Tobacco - 1.9%
Altria Group, Inc. (d)	7,366,412	221,729
Lorillard, Inc.	483,625	63,394
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. (d)	6,222,126	$ 519,672
Reynolds American, Inc.	1,211,084	50,781
		855,576
TOTAL CONSUMER STAPLES		4,784,223
ENERGY - 11.9%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc. (d)	1,563,486	78,612
Cameron International Corp. (a)(d)	878,345	48,933
Diamond Offshore Drilling, Inc. (d)	249,008	17,050
FMC Technologies, Inc. (a)(d)	853,558	43,045
Halliburton Co.	3,296,167	120,607
Helmerich & Payne, Inc. (d)	383,813	23,528
Nabors Industries Ltd. (a)	1,030,064	22,435
National Oilwell Varco, Inc.	1,518,269	125,303
Noble Corp. (d)	904,266	36,333
Rowan Companies, Inc. (a)(d)	447,697	16,507
Schlumberger Ltd.	4,807,693	373,125
		905,478
Oil, Gas & Consumable Fuels - 9.9%
Alpha Natural Resources, Inc. (a)	787,378	14,614
Anadarko Petroleum Corp.	1,783,809	150,054
Apache Corp.	1,375,756	148,485
Cabot Oil & Gas Corp. (d)	748,625	26,112
Chesapeake Energy Corp. (d)	2,361,588	59,040
Chevron Corp.	7,133,790	778,439
ConocoPhillips	4,756,157	364,084
CONSOL Energy, Inc. (d)	812,509	29,104
Denbury Resources, Inc. (a)(d)	1,423,059	28,333
Devon Energy Corp.	1,446,830	106,067
El Paso Corp.	2,762,538	76,826
EOG Resources, Inc.	963,064	109,654
EQT Corp.	535,305	28,382
Exxon Mobil Corp.	17,169,979	1,485,203
Hess Corp.	1,067,517	69,303
Marathon Oil Corp.	2,520,836	85,431
Marathon Petroleum Corp.	1,277,100	53,064
Murphy Oil Corp.	693,225	44,325
Newfield Exploration Co. (a)	474,628	17,087
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc. (d)	628,872	$ 61,409
Occidental Petroleum Corp.	2,907,948	303,503
Peabody Energy Corp.	970,310	33,844
Pioneer Natural Resources Co. (d)	438,386	48,065
QEP Resources, Inc.	633,867	21,640
Range Resources Corp.	560,341	35,683
Southwestern Energy Co. (a)(d)	1,244,366	41,139
Spectra Energy Corp. (d)	2,329,631	73,104
Sunoco, Inc.	382,419	14,773
Tesoro Corp. (a)(d)	509,474	13,516
Valero Energy Corp. (d)	2,005,025	49,103
Williams Companies, Inc.	2,111,358	63,087
WPX Energy, Inc.	703,785	12,781
		4,445,254
TOTAL ENERGY		5,350,732
FINANCIALS - 14.0%
Capital Markets - 1.9%
Ameriprise Financial, Inc. (d)	810,478	45,192
Bank of New York Mellon Corp.	4,343,827	96,042
BlackRock, Inc. Class A	358,866	71,414
Charles Schwab Corp. (d)	3,866,889	53,672
E*TRADE Financial Corp. (a)	909,479	8,758
Federated Investors, Inc. Class B (non-vtg.) (d)	330,818	6,778
Franklin Resources, Inc. (d)	521,398	61,468
Goldman Sachs Group, Inc.	1,763,537	203,054
Invesco Ltd.	1,615,531	40,017
Legg Mason, Inc.	445,612	12,205
Morgan Stanley	5,316,264	98,564
Northern Trust Corp.	863,287	38,339
State Street Corp.	1,762,240	74,419
T. Rowe Price Group, Inc. (d)	904,994	55,739
		865,661
Commercial Banks - 2.7%
BB&T Corp. (d)	2,497,187	73,043
Comerica, Inc.	711,709	21,131
Fifth Third Bancorp	3,294,784	44,842
First Horizon National Corp.	944,322	8,877
Huntington Bancshares, Inc.	3,095,244	18,092
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	3,413,386	$ 27,648
M&T Bank Corp.	450,011	36,730
PNC Financial Services Group, Inc.	1,884,611	112,172
Regions Financial Corp.	4,509,483	25,975
SunTrust Banks, Inc.	1,923,603	44,166
U.S. Bancorp (d)	6,836,185	200,984
Wells Fargo & Co.	18,890,549	591,085
Zions Bancorporation (d)	660,155	12,543
		1,217,288
Consumer Finance - 0.8%
American Express Co. (d)	3,619,723	191,447
Capital One Financial Corp.	1,983,453	100,363
Discover Financial Services	1,968,881	59,086
SLM Corp.	1,822,372	28,721
		379,617
Diversified Financial Services - 3.0%
Bank of America Corp.	36,308,191	289,376
Citigroup, Inc.	10,473,154	348,965
CME Group, Inc.	237,823	68,847
IntercontinentalExchange, Inc. (a)(d)	260,253	35,905
JPMorgan Chase & Co.	13,611,324	534,108
Leucadia National Corp. (d)	709,667	20,218
Moody's Corp. (d)	699,808	27,020
NYSE Euronext	938,522	27,940
The NASDAQ Stock Market, Inc. (a)	456,967	12,037
		1,364,416
Insurance - 3.5%
ACE Ltd. (d)	1,206,553	86,522
AFLAC, Inc.	1,672,104	79,007
Allstate Corp.	1,810,245	56,896
American International Group, Inc. (a)(d)	1,564,760	45,722
Aon Corp. (d)	1,158,069	54,209
Assurant, Inc.	329,944	14,013
Berkshire Hathaway, Inc. Class B (a)	6,297,626	494,049
Cincinnati Financial Corp. (d)	580,591	20,419
Genworth Financial, Inc. Class A (a)	1,758,587	15,986
Hartford Financial Services Group, Inc.	1,596,707	33,068
Lincoln National Corp. (d)	1,080,608	26,842
Loews Corp.	1,093,832	42,813
Marsh & McLennan Companies, Inc.	1,927,081	60,125
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc. (d)	3,788,601	$ 146,051
Principal Financial Group, Inc.	1,093,111	30,235
Progressive Corp. (d)	2,209,110	47,319
Prudential Financial, Inc. (d)	1,690,774	103,408
The Chubb Corp.	996,095	67,695
The Travelers Companies, Inc.	1,478,615	85,715
Torchmark Corp. (d)	365,164	17,689
Unum Group	1,047,349	24,141
XL Group PLC Class A	1,148,139	23,881
		1,575,805
Real Estate Investment Trusts - 1.9%
American Tower Corp.	1,407,873	88,105
Apartment Investment & Management Co. Class A	433,140	10,759
AvalonBay Communities, Inc. (d)	340,598	44,165
Boston Properties, Inc. (d)	528,828	53,702
Equity Residential (SBI) (d)	1,062,569	60,450
HCP, Inc. (d)	1,460,757	57,700
Health Care REIT, Inc.	744,295	40,519
Host Hotels & Resorts, Inc. (d)	2,529,835	39,921
Kimco Realty Corp. (d)	1,457,727	26,793
Plum Creek Timber Co., Inc.	577,722	22,624
Prologis, Inc.	1,641,530	55,254
Public Storage	508,590	68,187
Simon Property Group, Inc. (d)	1,052,417	142,581
Ventas, Inc.	1,031,375	57,674
Vornado Realty Trust (d)	660,892	54,015
Weyerhaeuser Co.	1,921,517	40,140
		862,589
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,161,727	21,294
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	1,889,500	12,943
People's United Financial, Inc. (d)	1,291,866	16,265
		29,208
TOTAL FINANCIALS		6,315,878
HEALTH CARE - 11.2%
Biotechnology - 1.2%
Amgen, Inc.	2,841,517	193,081
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	870,165	$ 101,348
Celgene Corp. (a)	1,590,227	116,603
Gilead Sciences, Inc. (a)	2,690,690	122,426
		533,458
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	2,019,852	117,414
Becton, Dickinson & Co.	769,772	58,672
Boston Scientific Corp. (a)	5,306,973	33,009
C. R. Bard, Inc. (d)	307,283	28,768
CareFusion Corp. (a)	804,604	20,767
Covidien PLC	1,728,129	90,295
DENTSPLY International, Inc. (d)	507,075	19,614
Edwards Lifesciences Corp. (a)(d)	408,633	29,883
Intuitive Surgical, Inc. (a)(d)	139,682	71,464
Medtronic, Inc. (d)	3,780,387	144,108
St. Jude Medical, Inc.	1,142,665	48,129
Stryker Corp. (d)	1,165,173	62,500
Varian Medical Systems, Inc. (a)(d)	403,200	26,309
Zimmer Holdings, Inc. (d)	641,838	38,992
		789,924
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,297,813	60,686
AmerisourceBergen Corp.	925,423	34,565
Cardinal Health, Inc.	1,237,653	51,424
CIGNA Corp.	1,022,574	45,106
Coventry Health Care, Inc. (a)(d)	516,825	16,895
DaVita, Inc. (a)(d)	334,930	28,988
Express Scripts, Inc. (a)(d)	1,742,744	92,941
Humana, Inc.	585,696	51,014
Laboratory Corp. of America Holdings (a)(d)	354,991	31,910
McKesson Corp.	879,635	73,458
Medco Health Solutions, Inc. (a)	1,386,840	93,737
Patterson Companies, Inc. (d)	313,627	10,011
Quest Diagnostics, Inc. (d)	565,116	32,805
Tenet Healthcare Corp. (a)(d)	1,555,903	8,791
UnitedHealth Group, Inc.	3,818,663	212,890
WellPoint, Inc.	1,246,089	81,781
		927,002
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	521,880	38,530
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,243,772	$ 54,253
Life Technologies Corp. (a)	638,356	30,201
PerkinElmer, Inc.	405,083	10,937
Thermo Fisher Scientific, Inc.	1,355,055	76,723
Waters Corp. (a)(d)	320,985	28,760
		200,874
Pharmaceuticals - 5.6%
Abbott Laboratories (d)	5,580,256	315,898
Allergan, Inc.	1,092,670	97,892
Bristol-Myers Squibb Co.	6,070,064	195,274
Eli Lilly & Co.	3,649,602	143,210
Forest Laboratories, Inc. (a)(d)	956,981	31,121
Hospira, Inc. (a)(d)	590,001	21,016
Johnson & Johnson	9,782,305	636,632
Merck & Co., Inc.	10,918,104	416,744
Mylan, Inc. (a)(d)	1,527,828	35,812
Perrigo Co.	333,827	34,404
Pfizer, Inc. (d)	27,535,852	581,006
Watson Pharmaceuticals, Inc. (a)	455,499	26,565
		2,535,574
TOTAL HEALTH CARE		5,025,362
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.6%
General Dynamics Corp.	1,275,650	93,416
Goodrich Corp.	448,568	56,506
Honeywell International, Inc.	2,770,780	165,055
L-3 Communications Holdings, Inc.	357,724	25,130
Lockheed Martin Corp.	950,443	84,029
Northrop Grumman Corp.	935,947	55,979
Precision Castparts Corp.	516,510	86,479
Raytheon Co. (d)	1,239,782	62,634
Rockwell Collins, Inc. (d)	542,082	32,140
Textron, Inc.	996,439	27,412
The Boeing Co. (d)	2,662,373	199,545
United Technologies Corp. (d)	3,245,741	272,220
		1,160,545
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	588,110	38,915
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	759,523	$ 33,138
FedEx Corp.	1,136,323	102,258
United Parcel Service, Inc. Class B	3,456,734	265,788
		440,099
Airlines - 0.1%
Southwest Airlines Co.	2,788,781	25,043
Building Products - 0.0%
Masco Corp. (d)	1,281,693	15,227
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	376,820	11,493
Cintas Corp. (d)	394,985	15,231
Iron Mountain, Inc. (d)	664,911	20,645
Pitney Bowes, Inc. (d)	715,132	12,965
R.R. Donnelley & Sons Co. (d)	672,727	9,297
Republic Services, Inc.	1,127,694	33,639
Stericycle, Inc. (a)(d)	304,891	26,455
Waste Management, Inc. (d)	1,648,970	57,681
		187,406
Construction & Engineering - 0.2%
Fluor Corp.	607,762	36,757
Jacobs Engineering Group, Inc. (a)(d)	458,999	21,215
Quanta Services, Inc. (a)	752,730	15,732
		73,704
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	566,341	34,671
Emerson Electric Co.	2,635,565	132,595
Rockwell Automation, Inc.	508,367	40,659
Roper Industries, Inc. (d)	345,595	31,629
		239,554
Industrial Conglomerates - 2.5%
3M Co.	2,510,530	219,922
Danaher Corp.	2,040,635	107,807
General Electric Co.	37,817,991	720,433
Tyco International Ltd.	1,654,881	85,756
		1,133,918
Machinery - 2.2%
Caterpillar, Inc. (d)	2,316,288	264,543
Cummins, Inc.	690,824	83,293
Deere & Co.	1,482,737	122,963
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	664,045	$ 42,512
Eaton Corp.	1,197,154	62,479
Flowserve Corp. (d)	199,017	23,597
Illinois Tool Works, Inc. (d)	1,730,869	96,392
Ingersoll-Rand PLC	1,118,263	44,596
Joy Global, Inc.	376,473	32,738
PACCAR, Inc. (d)	1,283,187	59,039
Pall Corp. (d)	412,474	26,171
Parker Hannifin Corp. (d)	541,191	48,604
Snap-On, Inc.	208,395	12,739
Stanley Black & Decker, Inc.	605,032	46,466
Xylem, Inc.	661,157	17,177
		983,309
Professional Services - 0.1%
Dun & Bradstreet Corp.	174,124	14,391
Equifax, Inc. (d)	433,729	18,234
Robert Half International, Inc.	512,105	14,559
		47,184
Road & Rail - 0.8%
CSX Corp.	3,761,087	79,020
Norfolk Southern Corp. (d)	1,203,981	82,954
Ryder System, Inc.	183,138	9,748
Union Pacific Corp.	1,730,453	190,782
		362,504
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,057,464	55,707
W.W. Grainger, Inc. (d)	217,367	45,154
		100,861
TOTAL INDUSTRIALS		4,769,354
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	19,257,139	382,832
F5 Networks, Inc. (a)(d)	284,724	35,579
Harris Corp.	414,827	18,099
JDS Uniphase Corp. (a)(d)	820,792	10,703
Juniper Networks, Inc. (a)(d)	1,884,238	42,885
Motorola Mobility Holdings, Inc. (a)	944,205	37,485
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,026,184	$ 51,104
QUALCOMM, Inc.	6,021,318	374,406
		953,093
Computers & Peripherals - 5.4%
Apple, Inc. (a)	3,329,280	1,805,931
Dell, Inc. (a)(d)	5,470,056	94,632
EMC Corp. (a)(d)	7,307,427	202,343
Hewlett-Packard Co.	7,117,609	180,147
Lexmark International, Inc. Class A	257,199	9,485
NetApp, Inc. (a)(d)	1,284,579	55,237
SanDisk Corp. (a)(d)	860,776	42,574
Western Digital Corp. (a)	837,470	32,871
		2,423,220
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	593,702	33,224
Corning, Inc.	5,629,628	73,410
FLIR Systems, Inc.	558,783	14,623
Jabil Circuit, Inc. (d)	656,279	16,952
Molex, Inc. (d)	491,190	13,311
TE Connectivity Ltd.	1,520,446	55,572
		207,092
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	642,748	23,139
eBay, Inc. (a)	4,115,642	147,093
Google, Inc. Class A (a)	904,965	559,495
VeriSign, Inc. (d)	569,801	21,054
Yahoo!, Inc. (a)	4,442,934	65,889
		816,670
IT Services - 3.8%
Accenture PLC Class A (d)	2,295,834	136,694
Automatic Data Processing, Inc.	1,750,588	95,092
Cognizant Technology Solutions Corp. Class A (a)	1,082,227	76,784
Computer Sciences Corp. (d)	555,451	17,641
Fidelity National Information Services, Inc.	868,926	27,571
Fiserv, Inc. (a)(d)	504,577	33,453
IBM Corp.	4,221,984	830,591
MasterCard, Inc. Class A	381,897	160,397
Paychex, Inc. (d)	1,155,314	36,161
SAIC, Inc. (a)(d)	989,413	12,091
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)	599,652	$ 39,907
The Western Union Co.	2,217,843	38,746
Total System Services, Inc.	580,700	12,706
Visa, Inc. Class A	1,821,805	212,003
		1,729,837
Office Electronics - 0.1%
Xerox Corp.	4,968,629	40,892
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	2,097,044	15,413
Altera Corp.	1,149,378	44,194
Analog Devices, Inc.	1,067,340	41,850
Applied Materials, Inc.	4,676,984	57,246
Broadcom Corp. Class A	1,737,700	64,556
First Solar, Inc. (a)(d)	210,519	6,800
Intel Corp. (d)	18,240,296	490,299
KLA-Tencor Corp. (d)	597,015	28,896
Linear Technology Corp.	815,895	27,316
LSI Corp. (a)	2,018,500	17,359
Microchip Technology, Inc. (d)	684,660	24,696
Micron Technology, Inc. (a)(d)	3,537,632	30,247
Novellus Systems, Inc. (a)(d)	238,532	11,087
NVIDIA Corp. (a)(d)	2,187,449	33,140
Teradyne, Inc. (a)(d)	659,316	10,826
Texas Instruments, Inc. (d)	4,093,140	136,506
Xilinx, Inc. (d)	940,178	34,721
		1,075,152
Software - 3.8%
Adobe Systems, Inc. (a)(d)	1,758,461	57,836
Autodesk, Inc. (a)	812,431	30,751
BMC Software, Inc. (a)	609,674	22,826
CA, Inc. (d)	1,325,552	35,830
Citrix Systems, Inc. (a)	668,064	49,931
Electronic Arts, Inc. (a)(d)	1,187,213	19,387
Intuit, Inc. (d)	1,064,790	61,587
Microsoft Corp.	26,818,974	851,234
Oracle Corp.	14,094,997	412,561
Red Hat, Inc. (a)(d)	690,778	34,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	487,172	$ 69,744
Symantec Corp. (a)(d)	2,640,627	47,109
		1,692,962
TOTAL INFORMATION TECHNOLOGY		8,938,918
MATERIALS - 3.5%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	753,913	68,033
Airgas, Inc.	244,745	20,150
CF Industries Holdings, Inc. (d)	234,229	43,567
Dow Chemical Co. (d)	4,233,426	141,862
E.I. du Pont de Nemours & Co.	3,309,614	168,294
Eastman Chemical Co.	492,821	26,676
Ecolab, Inc.	1,075,171	64,510
FMC Corp. (d)	252,266	24,967
International Flavors & Fragrances, Inc. (d)	289,788	16,527
Monsanto Co.	1,917,914	148,408
PPG Industries, Inc.	553,161	50,476
Praxair, Inc.	1,073,785	117,043
Sherwin-Williams Co.	308,501	31,822
Sigma Aldrich Corp. (d)	431,427	30,972
The Mosaic Co.	1,066,557	61,594
		1,014,901
Construction Materials - 0.0%
Vulcan Materials Co.	462,932	20,628
Containers & Packaging - 0.1%
Ball Corp.	582,611	23,351
Bemis Co., Inc. (d)	368,886	11,572
Owens-Illinois, Inc. (a)	588,350	14,062
Sealed Air Corp.	687,845	13,502
		62,487
Metals & Mining - 0.9%
Alcoa, Inc. (d)	3,812,495	38,773
Allegheny Technologies, Inc.	380,997	16,714
Cliffs Natural Resources, Inc. (d)	512,289	32,520
Freeport-McMoRan Copper & Gold, Inc.	3,395,557	144,515
Newmont Mining Corp. (d)	1,772,500	105,287
Nucor Corp. (d)	1,134,481	49,384
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	294,935	$ 4,324
United States Steel Corp. (d)	515,822	14,041
		405,558
Paper & Forest Products - 0.2%
International Paper Co.	1,565,653	55,033
MeadWestvaco Corp. (d)	611,619	18,520
		73,553
TOTAL MATERIALS		1,577,127
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc. (d)	21,227,808	649,359
CenturyLink, Inc.	2,212,355	89,047
Frontier Communications Corp. (d)	3,564,692	16,362
Verizon Communications, Inc. (d)	10,141,386	386,488
Windstream Corp. (d)	2,087,673	25,219
		1,166,475
Wireless Telecommunication Services - 0.1%
MetroPCS Communications, Inc. (a)(d)	1,051,112	10,826
Sprint Nextel Corp. (a)(d)	10,731,463	26,507
		37,333
TOTAL TELECOMMUNICATION SERVICES		1,203,808
UTILITIES - 3.4%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	1,729,862	65,060
Duke Energy Corp. (d)	4,774,047	99,873
Edison International	1,167,103	48,867
Entergy Corp.	630,874	42,035
Exelon Corp. (d)	2,375,010	92,792
FirstEnergy Corp.	1,498,111	66,351
NextEra Energy, Inc.	1,513,586	90,074
Northeast Utilities	634,155	22,766
Pepco Holdings, Inc.	812,990	15,805
Pinnacle West Capital Corp. (d)	391,103	18,394
PPL Corp.	2,071,552	59,143
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,056,752	$ 56,092
Southern Co. (d)	3,087,554	136,439
		813,691
Gas Utilities - 0.1%
AGL Resources, Inc.	418,144	16,671
ONEOK, Inc.	368,922	30,488
		47,159
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	722,032	26,181
NRG Energy, Inc. (a)(d)	823,776	14,087
The AES Corp. (a)	2,309,556	31,318
		71,586
Multi-Utilities - 1.3%
Ameren Corp.	867,739	27,828
CenterPoint Energy, Inc.	1,525,755	29,737
CMS Energy Corp. (d)	902,676	19,326
Consolidated Edison, Inc. (d)	1,049,229	60,960
Dominion Resources, Inc.	2,040,430	102,981
DTE Energy Co.	606,282	32,733
Integrys Energy Group, Inc.	279,100	14,522
NiSource, Inc. (d)	1,006,982	24,168
PG&E Corp. (d)	1,453,932	60,600
Public Service Enterprise Group, Inc.	1,812,227	55,780
SCANA Corp.	413,345	18,601
Sempra Energy (d)	858,494	50,857
TECO Energy, Inc. (d)	772,909	13,874
Wisconsin Energy Corp. (d)	828,437	28,233
Xcel Energy, Inc.	1,737,184	46,018
		586,218
TOTAL UTILITIES		1,518,654
TOTAL COMMON STOCKS (Cost $30,913,667)		44,295,309
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.09% 3/1/12 to 7/19/12 (e) (Cost $63,991)	$ 64,000	$ 63,988
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	537,577,174	537,577
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,117,603,100	4,117,603
TOTAL MONEY MARKET FUNDS (Cost $4,655,180)		4,655,180
TOTAL INVESTMENT PORTFOLIO - 109.0% (Cost $35,632,838)		49,014,477
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(4,032,442)
NET ASSETS - 100%		$ 44,982,035
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
205 CME E-mini S&P 500 Index Contracts	March 2012	$ 13,985	$ 956
1,975 CME S&P 500 Index Contracts	March 2012	673,673	26,285
TOTAL EQUITY INDEX CONTRACTS		$ 687,658	$ 27,241

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $43,791,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 529
Fidelity Securities Lending Cash Central Fund	5,507
Total	$ 6,036
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,811,253	$ 4,811,253	$ -	$ -
Consumer Staples	4,784,223	4,784,223	-	-
Energy	5,350,732	5,350,732	-	-
Financials	6,315,878	6,315,878	-	-
Health Care	5,025,362	5,025,362	-	-
Industrials	4,769,354	4,769,354	-	-
Information Technology	8,938,918	8,938,918	-	-
Materials	1,577,127	1,577,127	-	-
Telecommunication Services	1,203,808	1,203,808	-	-
Utilities	1,518,654	1,518,654	-	-
U.S. Government and Government Agency Obligations	63,988	-	63,988	-
Money Market Funds	4,655,180	4,655,180	-	-
Total Investments in Securities:	$ 49,014,477	$ 48,950,489	$ 63,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 27,241	$ 27,241	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 29, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 27,241	$ -
Total Equity Risk	$ 27,241	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2012

Assets
Investment in securities, at value (including securities loaned of $3,992,982) - See accompanying schedule: Unaffiliated issuers (cost $30,977,658)	$ 44,359,297
Fidelity Central Funds (cost $4,655,180)	4,655,180
Total Investments (cost $35,632,838)		$ 49,014,477
Receivable for fund shares sold		38,208
Dividends receivable		106,345
Distributions receivable from Fidelity Central Funds		620
Receivable from investment adviser for expense reductions		444
Other receivables		966
Total assets		49,161,060

Liabilities
Payable for investments purchased	$ 17,037
Payable for fund shares redeemed	37,126
Accrued management fee	924
Payable for daily variation margin on futures contracts	3,577
Other affiliated payables	1,792
Other payables and accrued expenses	966
Collateral on securities loaned, at value	4,117,603
Total liabilities		4,179,025

Net Assets		$ 44,982,035
Net Assets consist of:
Paid in capital		$ 33,787,549
Undistributed net investment income		145,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,359,838)
Net unrealized appreciation (depreciation) on investments		13,408,880
Net Assets		$ 44,982,035

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2012

Investor Class: Net Asset Value, offering price and redemption price per share ($13,406,560 ÷ 276,471 shares)	$ 48.49

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($16,229,909 ÷ 334,671 shares)	$ 48.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($14,629,077 ÷ 301,644 shares)	$ 48.50

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($716,489 ÷ 14,773 shares)	$ 48.50

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 29, 2012

Investment Income
Dividends		$ 869,529
Interest		45
Income from Fidelity Central Funds		6,036
Total income		875,610

Expenses
Management fee	$ 10,435
Transfer agent fees	23,232
Independent trustees' compensation	247
Appreciation in deferred trustee compensation account	1
Interest	1
Miscellaneous	121
Total expenses before reductions	34,037
Expense reductions	(445)	33,592
Net investment income (loss)		842,018
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	285,259
Foreign currency transactions	(4)
Futures contracts	61,070
Total net realized gain (loss)		346,325
Change in net unrealized appreciation (depreciation) on: Investment securities	945,132
Futures contracts	2,193
Total change in net unrealized appreciation (depreciation)		947,325
Net gain (loss)		1,293,650
Net increase (decrease) in net assets resulting from operations		$ 2,135,668

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2012	Year ended February 28, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 842,018	$ 746,160
Net realized gain (loss)	346,325	21,128
Change in net unrealized appreciation (depreciation)	947,325	7,199,174
Net increase (decrease) in net assets resulting from operations	2,135,668	7,966,462
Distributions to shareholders from net investment income	(823,248)	(728,488)
Share transactions - net increase (decrease)	194,063	115,947
Total increase (decrease) in net assets	1,506,483	7,353,921

Net Assets
Beginning of period	43,475,552	36,121,631
End of period (including undistributed net investment income of $145,444 and undistributed net investment income of $127,154, respectively)	$ 44,982,035	$ 43,475,552

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) B	.89	.81	.75	.95	.99
Net realized and unrealized gain (loss)	1.40	7.88	13.12	(21.09)	(2.71)
Total from investment operations	2.29	8.69	13.87	(20.14)	(1.72)
Distributions from net investment income	(.89)	(.79)	(.78)	(.96)	(.97)
Distributions from net realized gain	-	-	-	-	(.05)
Total distributions	(.89)	(.79)	(.78)	(.96)	(1.02)
Net asset value, end of period	$ 48.49	$ 47.09	$ 39.19	$ 26.10	$ 47.20
Total Return A	5.04%	22.47%	53.68%	(43.35)%	(3.66)%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.09%
Net investment income (loss)	1.96%	1.94%	2.14%	2.36%	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 13,407	$ 27,881	$ 23,666	$ 11,363	$ 20,102
Portfolio turnover rate D	5% F	4%	11% F	8%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2012 G	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94
Income from Investment Operations
Net investment income (loss) B	.90	.82	.77	.96	1.00
Net realized and unrealized gain (loss)	1.40	7.89	13.10	(21.08)	(2.70)
Total from investment operations	2.30	8.71	13.87	(20.12)	(1.70)
Distributions from net investment income	(.90)	(.80)	(.79)	(.97)	(.99)
Distributions from net realized gain	-	-	-	-	(.05)
Total distributions	(.90)	(.80)	(.79)	(.97)	(1.04)
Net asset value, end of period	$ 48.50	$ 47.10	$ 39.19	$ 26.11	$ 47.20
Total Return A	5.07%	22.53%	53.67%	(43.31)%	(3.63)%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.06%
Net investment income (loss)	1.99%	1.97%	2.17%	2.39%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$ 16,230	$ 15,595	$ 12,455	$ 3,667	$ 6,304
Portfolio turnover rate D	5% F	4%	11% F	8%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended February 28,	2012 G, J
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.79
Net realized and unrealized gain (loss)	.68
Total from investment operations	1.47
Distributions from net investment income	(.71)
Net asset value, end of period	$ 48.50
Total Return B, C	3.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 14,629
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended February 28,	2012 G, J
Selected Per-Share Data
Net asset value, beginning of period	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.81
Net realized and unrealized gain (loss)	.67
Total from investment operations	1.48
Distributions from net investment income	(.72)
Net asset value, end of period	$ 48.50
Total Return B, C	3.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A, K
Expenses net of fee waivers, if any	.03% A, K
Expenses net of all reductions	.03% A, K
Net investment income (loss)	2.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 716
Portfolio turnover rate F	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the year ended February 29.

K Amount represents .025%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2012

(Amounts in thousands except percentages)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 29, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of February 29, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,911,187
Gross unrealized depreciation	(4,611,597)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,299,590

Tax Cost	$ 35,714,887

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 146,411
Capital loss carryforward	$ (2,250,548)
Net unrealized appreciation (depreciation)	$ 13,299,590

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (529,693)
2017	(854,750)
2019	(792,074)
Total with expiration	(2,176,517)
No expiration
Long-term	(74,031)
Total capital loss carryforward	$ (2,250,548)

The tax character of distributions paid was as follows:

	February 29, 2012	February 28, 2011
Ordinary Income	$ 823,248	$ 728,488

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $61,070 and a change in net unrealized appreciation (depreciation) of $2,193 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,985,941 and $2,215,730, respectively.

Securities delivered through in-kind redemptions totaled $322,676. Realized gain of $222,317 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.05%
Fidelity Advantage Institutional Class	.025%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .025% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 15,333
Fidelity Advantage Class	6,005
Institutional Class	1,894
$ 23,232

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 23,828.37%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,507.

Annual Report

9. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through April 30, 2013.

	Expense Limitations	Reimbursement from adviser
Investor Class	.095%	$ 126
Fidelity Advantage Class	.060%	163
Institutional Class	.040%	151
Fidelity Advantage Institutional Class	.020%	4

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year Ended February 29, 2012 A	Year Ended February 28, 2011
From net investment income
Investor Class	$ 405,868	$ 471,739
Fidelity Advantage Class	264,009	256,749
Institutional Class	146,405	-
Fidelity Advantage Institutional Class	6,966	-
Total	$ 823,248	$ 728,488

A Distributions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year Ended February 29, 2012 A	Year Ended February 28, 2011	Year Ended February 29, 2012 A	Year Ended February 28, 2011
Investor Class
Shares sold	94,578	121,986	$ 4,269,471	$ 5,163,968
Reinvestment of distributions	8,848	11,222	397,869	463,897
Shares redeemed	(418,995)	(145,105)	(19,074,702)	(6,039,234)
Net increase (decrease)	(315,569)	(11,897)	$ (14,407,362)	$ (411,369)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Year Ended February 29, 2012 A	Year Ended February 28, 2011	Year Ended February 29, 2012 A	Year Ended February 28, 2011
Fidelity Advantage Class
Shares sold	133,837	67,796	$ 6,254,732	$ 2,795,107
Issued in exchange for shares of Congress Street	983	-	45,955	-
Issued in exchange of shares of Exchange	3,818	-	178,445	-
Reinvestment of distributions	5,335	5,731	238,952	237,051
Shares redeemed	(140,424)	(60,230)	(6,301,502)	(2,504,842)
Net increase (decrease)	3,549	13,297	$ 416,582	$ 527,316
Institutional Class
Shares sold	335,470	-	$ 15,034,791	$ -
Reinvestment of distributions	3,423	-	146,405	-
Shares redeemed	(37,249)	-	(1,658,626)	-
Net increase (decrease)	301,644	-	$ 13,522,570	$ -
Fidelity Advantage Institutional Class
Shares sold	16,270	-	$ 729,075	$ -
Reinvestment of distributions	166	-	6,966	-
Shares redeemed	(1,663)	-	(73,768)	-
Net increase (decrease)	14,773	-	$ 662,273	$ -

A Share transactions for Institutional Class and Fidelity Advantage Institutional Class are for the period May 4, 2011 (commencement of sale of shares) to February 29, 2012.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Merger Information.

On April 15, 2011 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Congress Street Fund and Fidelity Exchange Fund ("Target Funds") pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 13, 2010. The reorganization provides shareholders of the Target Funds access to a larger more diversified portfolio with similar investment strategies and lower expenses. The acquisition was accomplished by an exchange of 4,801 shares then outstanding of Fidelity Advantage Class of the Fund for 99 shares then outstanding (valued at $465.09 per share) of Fidelity Congress Street Fund, and 551 shares then outstanding (valued at $323.88 per share) of Fidelity Exchange Street Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity Congress Street Fund's net assets, including securities of $45,976 with unrealized appreciation of $32,369, and net other liabilities of $21, and Fidelity Exchange Street Fund's net assets, including securities of $178,427 with unrealized appreciation of $150,195, and net other assets of $18, were combined with the Fund's net assets of $43,105,406 for total net assets after the acquisition of $43,329,806.

Pro forma results of operations of the combined entity for the entire period ended February 29, 2012, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 842,404
Total net realized gain (loss)	348,278
Total change in net unrealized appreciation (depreciation)	944,457
Net increase (decrease) in net assets resulting from operations	$ 2,135,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since April 15, 2011.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 226 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (43)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Senior Vice President of the Fidelity Asset Management Division (2009-present) and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 98%, 98%, and 99%; and Fidelity Advantage Institutional Class designates 98%, 97%, and 98% of the dividends distributed in July, October, and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class and Fidelity Advantage Institutional Class designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

U5I-U5A-UANN-0412
1.925888.100

Item 2. Code of Ethics

As of the end of the period, February 29, 2012, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan 500 Index Fund (the "Fund"):

Services Billed by PwC

February 29, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan 500 Index Fund	$111,000	$-	$4,300	$15,500

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan 500 Index Fund	$120,000	$-	$4,300	$21,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	February 29, 2012A	February 28, 2011A
Audit-Related Fees	$3,795,000	$2,550,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	February 29, 2012 A	February 28, 2011 A
PwC	$5,140,000	$4,975,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 27, 2012